Earnings per share	12 Months Ended
Mar. 31, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share
The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the years ended March 31, 2024, 2025 and 2026, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2024	2025	2026
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥1,967	¥(14,350)	¥(1,833)
Basic and diluted net earnings (losses) per share	¥16.05	¥(114.98)	¥(13.52)
Weighted-average number of shares, basic and diluted	122,587,617	124,803,262	135,583,521
Weighted-average number of shares has been recast to reflect the closing of the Business Combination on December 10, 2024. Basic net earnings (losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares (i.e., warrants, RSUs). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the year ended March 31, 2024, the diluted earnings per share is equal to basic earnings per share, as there were no potentially dilutive securities. For the years ended March 31, 2025 and 2026, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.